Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Preferred shares	Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Deficit)	Statutory Reserve	Accumulated Other Comprehensive (Loss)	Non- controlling Interest	Total
Balance at Dec. 31, 2018		$ 79,055	$ 81,682,599	$ 49,593,069	$ 14,760,112	$ (13,448,047)	$ 18,892,322	$ 151,559,110
Balance (in Shares) at Dec. 31, 2018		79,055,053
Net income (loss)				5,682,024			698,041	6,380,065
Appropriation to statutory reserve				(988,639)	988,639
Foreign currency translation adjustment						(2,632,861)	(228,458)	(2,861,319)
Balance at Dec. 31, 2019		$ 79,055	81,682,599	54,286,454	15,748,751	(16,080,908)	19,361,905	155,077,856
Balance (in Shares) at Dec. 31, 2019		79,055,053
Net income (loss)				(72,878,248)			(4,740,332)	(77,618,580)
Common stock issuance for professional fee		$ 247	363,394					363,641
Common stock issuance for professional fee (in Shares)		247,375
Appropriation to statutory reserve				(2,961)	2,961
Foreign currency translation adjustment						6,512,035	644,738	7,156,773
Balance at Dec. 31, 2020		$ 79,302	82,045,993	(18,594,755)	15,751,712	(9,568,873)	15,266,311	84,979,690
Balance (in Shares) at Dec. 31, 2020		79,302,428
Net income (loss)				(2,480,719)			95,420	(2,385,299)
Issue of Preferred shares	$ 4,000		3,694,273					3,698,273
Issue of Preferred shares (in Shares)	4,000,000
Issue of Ordinary Shares		$ 3,626	4,347,617					4,351,243
Issue of Ordinary Shares (in Shares)		3,625,954
Preferred dividends		$ 602	640,320	(640,922)
Preferred dividends (in Shares)		602,273
Conversion of preferred shares	$ (3,409)	$ 3,204	205
Conversion of preferred shares (in Shares)	(3,409,078)	3,203,502
Repurchase of Preferred Shares	$ (591)	$ (793)	(1,448,616)					(1,450,000)
Repurchase of Preferred Shares (in Shares)	(590,922)	(793,192)
Appropriation to statutory reserve				(126,462)	126,462
Foreign currency translation adjustment						2,648,991	246,981	2,895,972
Balance at Dec. 31, 2021		$ 85,941	$ 89,279,792	$ (21,842,858)	$ 15,878,174	$ (6,919,882)	$ 15,608,712	$ 92,089,879
Balance (in Shares) at Dec. 31, 2021		85,940,965